Related Parties (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Related Parties [Abstract]
Remuneration Of Key Management Personnel

	December 31, 2019	December 31, 2018	December 31, 2017
Fees	14,939	28,287	13,600
Total	14,939	28,287	13,600

Transactions And Balances With Key Management Personnel

	Balances as of		Results
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018	December 31, 2017
Loans
Credit cards	4,618	4,472	1,090	1,514	1,043
Overdrafts	41	29	—	15	23
Consumer loans	—	—	—	—	15
Mortgage loans	1,258	2,024	278	445	423
Financial leases	—	—	—	—	2
Deposits	18,461	46,633	1,196	248	154

Transactions And Balances With Parent Company Except Key Management Personnel

	Balances as of		Results
Parent	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018	December 31, 2017
Cash and other demand deposits	456,433	399,200	—	—	—
Derivatives (Assets)	651,110	35,654	—	—	—
Other financial assets	540,612	476,933	—	—	—
Trading liabilities	—	485,181	—	—	—
Other liabilities	352,838	78,910	292,445	172,074	97,728
Derivatives (Liabilities)	1,200,403	78,759	7,027	154,252	—

Off-balance sheet transaction
Securities in custody (a)	56,893,378	87,676,176	—	—	—
Derivative instruments (Notional amount)	11,215,700	7,956,847	—	—	—
Guarantees granted (b)	706,792	913	2,426	3,357	1,966
Guarantees received	28,362	1,103,964	—	—	—

Transactions And Balances With Associated Company Except Key Management Personnel

	Balances as of		Results
Associates/ Joint Ventures	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 2018	December 31, 2017
Cash and other demand deposits	294	108	—	—	—
Loans and advances	1,782,989	8,804,808	2,062,380	2,577,211	1,093,101
Debt securities at fair value through profit or loss	16,782	77,528	52,673	62,630	—
Derivatives (Assets)	—	—	—	—	1,881
Other financial assets	—	248,627	—	—	—
Deposits	374,429	229,730	8,229	55,367	246
Trading liabilities	—	344,328	—	—	—
Other financial liabilities	—	57,518	—	—	—
Other liabilities	—	—	2,440	6,646	10,931
Financing received	200,438	—	10,968	10,013	3,550
Derivatives (Liabilities)	138,245	587,637	464,844	1,167,277	5,498
Debt securities issued	155,941	177,312	51,290	62,013	11,650
Other operating income (a)	—	—	44,939	28,105	15,666

Off-balance sheet transaction
Interest rate swaps (Notional amount)	—	3,637,306	—	—	—
Securities in custody (b)	1,259,819	778,509	1,850	740	—
Guarantees received	—	437	—	—	—
Guarantees granted (c)	18,284	36,711	574	443	497

(a)	Operating leases.
(b)	These balances represent the shares in custody of Banco BBVA Argentina SA held by BBVA and BBV América.
(c)	These balances represent commercial guarantees granted.